UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: 10/31/2019

Date of reporting period: 07/31/2019

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCK - 75.44%	Shares	Fair Value

Aerospace & Defense - 9.04%
Boeing Co. (a)	1,900	$648,242
United Technologies Corp. (a)	1,900	253,840
		902,082
Apparel - 1.64%
NIKE, Inc. - Class B (a)	1,900	163,457

Banks - 6.40%
Goldman Sachs Group, Inc. (a)	1,900	418,247
JPMorgan Chase & Co. (a)	1,900	220,400
		638,647
Beverages - 1.00%
Coca-Cola Co.	1,900	99,997

Chemicals - 0.92%
DowDuPont, Inc. (a)	1,899	91,988

Computers - 6.88%
Apple, Inc. (a)	1,900	404,776
International Business Machines Corp. (a)	1,900	281,656
		686,432
Cosmetics & Personal Care - 2.25%
Procter & Gamble Co. (a)	1,900	224,276

Diversified Financial Services - 5.76%
American Express Co. (a)	1,900	236,303
Visa, Inc. - Class A (a)	1,900	338,200
		574,503
Healthcare - Services - 4.74%
UnitedHealth Group, Inc. (a)	1,900	473,119

Insurance - 2.79%
Travelers Cos., Inc. (a)	1,900	278,578

Machinery - Construction & Mining - 2.51%
Caterpillar, Inc. (a)	1,900	250,173

Media - 2.73%
Walt Disney Co. (a)	1,900	271,719

Miscellaneous Manufacturing - 3.33%
3M Co. (a)	1,900	331,968

Oil & Gas - 3.76%
Chevron Corp. (a)	1,900	233,909
Exxon Mobil Corp. (a)	1,900	141,284
		375,193
Pharmaceuticals - 4.80%
Johnson & Johnson (a)	1,900	247,418
Merck & Co., Inc. (a)	1,900	157,681
Pfizer, Inc. (a)	1,900	73,796
		478,895

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

COMMON STOCK - 75.44% (continued)	Shares	Fair Value

Retail - 11.22%
Home Depot, Inc. (a)	1,900	$406,011
McDonald's Corp. (a)	1,900	400,368
Walgreens Boots Alliance, Inc. (a)	1,900	103,531
Walmart, Inc. (a)	1,900	209,722
		1,119,632
Semiconductors - 0.96%
Intel Corp. (a)	1,900	96,045

Software - 2.60%
Microsoft Corp. (a)	1,900	258,913

Telecommunications - 2.11%
Cisco Systems, Inc. (a)	1,900	105,260
Verizon Communications, Inc. (a)	1,900	105,013
		210,273

TOTAL COMMON STOCK (Cost $7,498,045)		7,525,890

EXCHANGE TRADED FUNDS - 20.42%

Equity Funds - 20.42%
ProShares UltraPro Short Dow30	34,992	1,685,926
SPDR Dow Jones Industrial Average ETF Trust	1,309	351,493
		2,037,419

TOTAL EXCHANGE TRADED FUNDS (Cost $1,981,041)		2,037,419

TOTAL INVESTMENTS (Cost $9,479,086) - 95.86%		9,563,309

OPTIONS WRITTEN (Proceeds $5,566) - 0.00%		(428)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.14%		413,266

NET ASSETS - 100%		$9,976,147

(a)

All or a portion of the security is segregated as collateral for call options written.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (Unaudited)

OPTIONS WRITTEN - (0.00)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.00%)	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	2	$609,000	$3,045	8/2/2019	$104
CBOE S&P 500 Index	2	$610,000	$3,050	8/2/2019	80
CBOE S&P 500 Index	2	$611,000	$3,055	8/2/2019	30
CBOE S&P 500 Index	2	$610,000	$3,050	8/5/2019	130
CBOE S&P 500 Index	2	$612,000	$3,060	8/5/2019	40
CBOE S&P 500 Index	2	$611,000	$3,055	8/5/2019	44

TOTAL CALL OPTIONS WRITTEN (Proceeds $5,566)					428

TOTAL OPTIONS WRITTEN (Proceeds $5,566)					$428

(1)

Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Powell Alternative Income Strategies Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of July 31, 2019.

Financial Instruments – Assets

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Common Stock(2)	$7,525,890	$—	$—	$7,525,890
Exchange Traded Funds(2)	2,037,419	—	—	2,037,419
Total Assets	$9,563,309	$—	$—	$9,563,309

Derivative Instruments – Liabilities

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$428	$—	$—	$428
Total Liabilities	$428	$—	$—	$428

(1)

As of and during the nine month period ended July 31, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stock and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Levels during the period nine month period ended July 31, 2019.

During the nine month period ended July 31, 2019, no securities were fair valued.

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Exchange Traded Funds – The Fund may invest in Exchange-Traded Funds ("ETFs"). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Options – The Fund’s option strategy consists of selling and purchasing put and call options on securities and security indexes. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

Derivative Transactions

As of July 31, 2019, portfolio securities valued at $5,472,866 were held in escrow by the custodian as cover for call options written by the Fund.

As of July 31, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Liabilities	Equity Contracts	Equity Contracts
Call options written	Options written, at value	$428
Total Liabilities		$428

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

Derivative Transactions (continued)

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the nine month period ended July 31, 2019, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation on:	Location	Equity Contracts
Put options purchased	Investments	$84,718
Call options written	Options written	12,200
		$96,918

Net realized gain (loss) on:	Location	Equity Contracts
Put options purchased	Investments	$(95,852)
Call options written	Options written	211,779
		$115,927

All open derivative positions at July 31, 2019 are reflected on the Fund’s Schedule of Investments. The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of July 31, 2019.

Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities

	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$428	(1)	$—	$428	(1)	$428	(2)	$—	$—
Total	$428	(1)	$—	$428	(1)	$428	(2)	$—	$—

(1)

Written options at value as presented in the Schedule of Written Options.

(2)

The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,218,130	$237,106	$(892,355)	$(655,249)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of derivatives.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	September 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	September 27, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	September 27, 2019